Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom 2030 Portfolio

September 30, 2020

VIPF2030-QTLY-1120
1.822347.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 35.3%
	Shares	Value
VIP Contrafund Portfolio Initial Class (a)	636,001	$28,429,231
VIP Equity-Income Portfolio Initial Class (a)	1,427,648	29,894,959
VIP Growth & Income Portfolio Initial Class (a)	1,761,105	34,130,221
VIP Growth Portfolio Initial Class (a)	314,575	29,095,041
VIP Mid Cap Portfolio Initial Class (a)	259,414	8,296,050
VIP Value Portfolio Initial Class (a)	1,702,066	21,939,636
VIP Value Strategies Portfolio Initial Class (a)	1,008,262	10,737,991
TOTAL DOMESTIC EQUITY FUNDS
(Cost $118,985,985)		162,523,129

International Equity Funds - 31.9%
VIP Emerging Markets Portfolio Initial Class (a)	5,142,308	62,016,240
VIP Overseas Portfolio Initial Class (a)	3,582,972	85,238,905
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $115,340,613)		147,255,145

Bond Funds - 32.1%
Fidelity Inflation-Protected Bond Index Fund (a)	2,312,929	25,395,963
Fidelity Long-Term Treasury Bond Index Fund (a)	621,956	10,492,402
VIP High Income Portfolio Initial Class (a)	1,749,373	9,201,704
VIP Investment Grade Bond Portfolio Initial Class (a)	7,300,847	103,014,950
TOTAL BOND FUNDS
(Cost $135,787,268)		148,105,019

Short-Term Funds - 0.7%
VIP Government Money Market Portfolio Initial Class 0.01% (a)(b)
(Cost $3,216,919)	3,216,919	3,216,919
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $373,330,785)		461,100,212
NET OTHER ASSETS (LIABILITIES) - 0.0%		(52,723)
NET ASSETS - 100%		$461,047,489

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$20,178,572	$9,167,979	$5,839,479	$48,032	$37,559	$1,851,332	$25,395,963
Fidelity Long-Term Treasury Bond Index Fund	10,995,285	4,298,553	6,784,911	160,391	814,337	1,169,138	10,492,402
VIP Contrafund Portfolio Initial Class	27,308,152	6,772,047	10,613,294	164,616	916,731	4,045,595	28,429,231
VIP Emerging Markets Portfolio Initial Class	50,118,765	22,727,923	9,777,255	4,515,432	(54,456)	(998,737)	62,016,240
VIP Equity-Income Portfolio Initial Class	28,841,595	10,994,719	6,594,153	1,331,460	(195,310)	(3,151,892)	29,894,959
VIP Government Money Market Portfolio Initial Class 0.01%	4,366,252	16,198,092	17,347,425	22,233	--	--	3,216,919
VIP Growth & Income Portfolio Initial Class	32,883,849	13,157,921	7,840,135	1,702,125	(305,641)	(3,765,773)	34,130,221
VIP Growth Portfolio Initial Class	27,910,845	8,144,486	11,263,558	2,465,680	1,673,006	2,630,262	29,095,041
VIP High Income Portfolio Initial Class	8,737,751	2,633,081	1,883,095	67,343	(59,758)	(226,275)	9,201,704
VIP Investment Grade Bond Portfolio Initial Class	93,622,240	35,637,905	32,437,475	421,510	(168,823)	6,361,103	103,014,950
VIP Mid Cap Portfolio Initial Class	8,009,517	2,848,938	2,583,139	13,206	(183,057)	203,791	8,296,050
VIP Overseas Portfolio Initial Class	90,517,049	22,792,101	30,049,148	412,786	(558,975)	2,537,878	85,238,905
VIP Value Portfolio Initial Class	21,188,462	10,831,750	6,605,887	852,081	(325,086)	(3,149,603)	21,939,636
VIP Value Strategies Portfolio Initial Class	10,382,762	5,663,116	3,470,356	547,218	(449,430)	(1,388,101)	10,737,991
Total	$435,061,096	$171,868,611	$153,089,310	$12,724,113	$1,141,097	$6,118,718	$461,100,212

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.